Average Annual Total Returns			12 Months Ended	29 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Ultra Short Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.74%	2.22%
Performance Inception Date		Aug. 09, 2021
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.91%	1.11%
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.37%	1.22%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	(3.71%)
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	2.69%

[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.